Warrants (Fair Value Assumptions) (Details) (Series B-1 Preferred Stock [Member]) In Thousands, unless otherwise specified	1 Months Ended				12 Months Ended
	Jul. 31, 2013 USD ($)	Jul. 31, 2013 CNY	May 30, 2012 USD ($)	May 30, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Class of Warrant or Right [Line Items]
Fair value of Warrants	$ 849	5,232	$ 670	4,243	$ 766	4,815
Risk-free interest rate	0.09%	0.09%	0.27%	0.27%	0.22%	0.22%
Volatility	41.37%	41.37%	51.62%	51.62%	42.75%	42.75%
Dividend yield
Discounted cash flow rate	27.60%	27.60%	28.90%	28.90%	28.20%	28.20%